Income Tax - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in valuation allowance
Balance at the beginning of the year	¥ 19,851	¥ 14,999	¥ 101,036
Additions		10,875	2,842
Reversals	¥ (19,851)	(6,023)	(88,879)
Balance at the end of the year		¥ 19,851	¥ 14,999